Trade Receivables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Receivables from other related parties (Note 20)	$ 0	$ 282
Receivables from third party customers	47,301	36,792
Total	47,301	37,074
Allowance for expected credit losses	(3,275)	(2,884)	$ (2,490)	$ (2,857)
Total trade receivables	$ 44,026	$ 34,190